Summary of Significant Accounting Policies - Additional information (Details)		3 Months Ended	12 Months Ended
	Apr. 21, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) numberOfSegments	Dec. 31, 2020 USD ($) numberOfSegments
Accounting Policies [Line Items]
Number of operating segments | numberOfSegments			1	1
Restricted cash			$ 100,000	$ 0
Unbilled receivables			800,000	800,000
Bad debt expense			0	53,000
Inventory losses			600,000	0
Impairment of goodwill			0
Consideration payables to customers			(600,000)	(400,000)
Research and development expense			1,200,000	400,000
Advertising expense			1,300,000	300,000
Unrecognized tax position			2,000,000
Contract with customer, liability			8,600,000
Remaining performance obligation, amount			31,400,000
Revenue recognized			2,900,000	8,100,000
Deferred revenue			8,450,000	7,625,000
Amortization expense			100,000	400,000
Impairment loss			$ 0	0
Percent of remaining performance obligations to be recognized as revenues next twelve months			55.30%
Accumulated other comprehensive income			$ 213,000	0
Total comprehensive loss			(276,382,000)	(70,555,000)
2Predict, Inc.
Accounting Policies [Line Items]
Definite-lived intangible asset, useful life	1 year 6 months
Finite-lived intangibles, amortization	$ 600,000		600,000	0
PPP Small Business Loan
Accounting Policies [Line Items]
Proceeds from issuance of unsecured debt				3,200,000
Prepaid Expenses and Other Current Assets
Accounting Policies [Line Items]
Contract with customer, asset, purchase		$ 100,000	44,600
Other Noncurrent Assets
Accounting Policies [Line Items]
Contract with customer, asset, purchase			300,000	300,000
Unbilled Revenues
Accounting Policies [Line Items]
Contract with customer, liability			800,000	800,000
Construction in Progress
Accounting Policies [Line Items]
Other operating expense			$ 1,900,000	$ 16,100